DISTRIBUTIONS (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 05, 2019
Disclosure of classes of share capital [line items]
Partnership distributions	$ 878	$ 764	$ 615
Preferred Unitholders Capital
Disclosure of classes of share capital [line items]
Partnership distributions	$ 41	30	13
Partnership distributions (usd per share)	$ 0.97
Subsequent Event
Disclosure of classes of share capital [line items]
Increase in dividends payable per share, percent				7.00%
Quarterly distribution (usd per share)				$ 0.5025
Partnership Unitholders Excluding Special General Partner
Disclosure of classes of share capital [line items]
Partnership distributions	$ 742	$ 651	$ 535
Partnership distributions (usd per share)	$ 1.88	$ 1.74	$ 1.55
Special General Partner
Disclosure of classes of share capital [line items]
Partnership distributions	$ 136	$ 113	$ 80